MetLife, Inc.
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York, NY 11101                   [METLIFE LOGO]
212 578-2211


Miriam B. Fine
Senior Counsel
Law Department
Tel 212  578-0423    Fax 212 251-1653





                                   February 28, 2006



VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549

Dear Sir or Madam:

     On behalf of MetLife, Inc. (the "Company"), transmitted herewith is the Company's Annual Report on Form 10-K for the year ended December 31, 2005 (the "Form 10-K").

     The financial statements contained in the Form 10-K do not reflect any change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.


                                        Sincerely,


                                        /s/ Miriam B. Fine


                                        Miriam B. Fine

Attachment